Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-interest income
Asset management	$ 29,727	$ 29,853	$ 29,225
Banking	57,120	51,920	47,346
Foreign exchange revenue	47,831	43,434	37,180
Trust	52,312	52,873	50,653
Custody and other administration services	13,626	15,232	13,845
Other non-interest income	5,971	4,795	5,610
Total non-interest income	206,587	198,107	183,859
Interest income
Interest and fees on loans	249,390	221,544	230,656
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale	38,939	48,422	50,621
Held-to-maturity	76,853	53,488	58,607
Deposits with banks and other	33,201	1,444	12,125
Total interest income	398,383	324,898	352,009
Interest expense
Deposits	45,176	15,490	25,116
Long-term debt	9,601	9,601	9,294
Securities sold under agreement to repurchase	22	0	0
Total interest expense	54,799	25,091	34,410
Net interest income before provision for credit losses	343,584	299,807	317,599
Provision for credit (losses) recoveries	(2,396)	3,128	(8,491)
Net interest income after provision for credit losses	341,188	302,935	309,108
Net gains (losses) on equity securities	14	85	658
Net realized gains (losses) on available-for-sale investments	(19)	(239)	1,220
Net gains (losses) on other real estate owned	448	(53)	(104)
Net other gains (losses)	1,079	(1,154)	(552)
Total other gains (losses)	1,522	(1,361)	1,222
Total net revenue	549,297	499,681	494,189
Non-interest expense
Salaries and other employee benefits	166,189	161,317	173,662
Technology and communications	56,740	63,843	65,156
Professional and outside services	19,640	21,400	21,263
Property	31,442	30,862	29,392
Indirect taxes	21,982	22,091	21,323
Non-service employee benefits expense	3,775	3,888	2,640
Marketing	6,357	4,561	4,443
Amortization of intangible assets	5,680	6,011	5,819
Other expenses	19,790	19,917	20,896
Total non-interest expense	331,595	333,890	344,594
Net income before income taxes	217,702	165,791	149,595
Income tax benefit (expense)	(3,682)	(3,123)	(2,378)
Net income	$ 214,020	$ 162,668	$ 147,217
Earnings per common share
Basic earnings per share (in dollars per share)	$ 4.32	$ 3.28	$ 2.91
Diluted earnings per share (in dollars per share)	$ 4.29	$ 3.26	$ 2.90